Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Segment Information (Tables) [Line Items]
Summary of performance and making key decisions regarding resource allocation
	For the years ended December 31,
	2025	2024
Investment income from cash and investments held in Trust Account	$1,065,740	$1,294,140
General and administrative expenses	(4,461,667)	(1,088,400)
Tax expenses	(162,656)	(481,621)
Other (expenses) income	(14,264,123)	441
Net loss	$(17,822,706)	$(819,410)